Derivative Financial Liabilities (Tables)	12 Months Ended
Dec. 31, 2024
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Schedule of Fair Value of the Earnout Shares
The following table summarizes the assumptions used in estimating the fair value of the Earnout Shares at each of the relevant year:

	December 31, 2024	December 31, 2023
Stock price ($)	—	$12.88
Expected volatility (%)	—	25.0%
Risk free rate (%)	—	3.91%
Expected term (in years)	—	4.21
Expected dividends (%)	—	0.31%

Schedule of Movement on the Earnout Shares
The table below illustrates the movement on the Earnout Shares during the year:

(Expressed in thousands of U.S. Dollars)	December 31, 2024	December 31, 2023

Fair value of Earnout Shares at the beginning of the year	$17,290	$13,800
Change in fair value	4,928	20,970
Transfer of the vested Earnout Shares to equity	(22,218)	(17,480)
Fair value of Earnout Shares at the end of year	$—	$17,290